EF MORTGAGE DEPOSITOR III LLC ABS-15G

Exhibit 99.06

Data Compare Summary (Total)
Run Date - 5/4/2026 3:55:06 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	435	0.00%	435
City	0	435	0.00%	435
State	0	435	0.00%	435
Zip	0	435	0.00%	435
Borrower First Name	0	435	0.00%	435
Borrower Last Name	0	435	0.00%	435
Original Interest Rate	0	435	0.00%	435
Representative FICO	15	433	3.46%	435
Property Type	3	435	0.69%	435
Appraised Value	0	3	0.00%	435
# of Units	2	435	0.46%	435
Original LTV	2	435	0.46%	435
Appraisal Effective Date	5	435	1.15%	435
Borrower Birth Date	0	435	0.00%	435
Hazard Insurance Monthly Premium	3	434	0.69%	435
Monthly Taxes	0	1	0.00%	435
Borrower Gender	0	433	0.00%	435
Appraisal As-Is Value	0	1	0.00%	435
Purpose	0	434	0.00%	435
Product Description	0	2	0.00%	435
Monthly HOA Dues	3	140	2.14%	435
LTV Valuation Value	0	431	0.00%	435
Borrower SSN	0	8	0.00%	435
Coborrower First Name	0	204	0.00%	435
Coborrower Last Name	0	204	0.00%	435
Coborrower SSN	0	4	0.00%	435
Amortization Type	0	9	0.00%	435
Lien Position	0	9	0.00%	435
Coborrower Middle Name	0	4	0.00%	435
Coborrower Birth Date	0	204	0.00%	435
Coborrower Gender	0	203	0.00%	435
Contract Sales Price	0	1	0.00%	435
Borrower Middle Name	0	7	0.00%	435
Margin	0	2	0.00%	435
Total	33	8,391	0.39%	435